Long-term Debt - Secured (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Loans Payable	$ 134,950,000	$ 179,550,000
(a) ABN AMRO Bank
Debt Instrument [Line Items]
Loans Payable	73,050,000	80,750,000
(b) Unicredit Bank
Debt Instrument [Line Items]
Loans Payable	16,500,000	22,500,000
(c) Credit Suisse
Debt Instrument [Line Items]
Loans Payable	31,650,000	34,500,000
(d) Commerzbank
Debt Instrument [Line Items]
Loans Payable	0	23,050,000
(e) ABN AMRO Bank
Debt Instrument [Line Items]
Loans Payable	$ 13,750,000	$ 18,750,000